Interest income and expense	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Interest income and expense

16.	Interest income and expense

	For the three months ended												For the nine months ended
	July 31, 2021				April 30, 2021				July 31, 2020				July 31, 2021				July 31, 2020
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$5,818		$1,828		$5,897		$1,962		$6,630		$2,688		$17,927		$5,916		$21,833		$9,855
Measured at FVOCI (1)	171		–		181		–		209		–		540		–		830		–
	5,989		1,828		6,078		1,962		6,839		2,688		18,467		5,916		22,663		9,855
Other	112	(2)	56	(3)	109	(2)	49	(3)	147	(2)	45	(3)	333	(2)	140	(3)	397	(2)	143	(3)
Total	$6,101		$1,884		$6,187		$2,011		$6,986		$2,733		$18,800		$6,056		$23,060		$9,998
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended July 31, 2021 – $26 (April 30, 2021 – $27; July 31, 2020 – $30) and for the nine months ended July 31, 2021 – $80 (July 31, 2020 – $90).